TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Income Tax Contingency [Line Items]
Applicable tax rates		25.00%	25.00%	25.00%	25.00%
Income tax profits					¥ 1,246
Withholding tax		10.00%	10.00%
Unrecognized tax positions, which would impact the effective tax rate if recognized		¥ 21,300		¥ 18,874		$ 3,068
Income tax liabilities, interest rate		0.05%	0.05%
Income tax liabilities, penalty rate		50.00%	50.00%
Uncertain tax position, impact on taxes		¥ 1,467	$ 211	9,041	¥ 2,044
Accrued interest and penalties		26,864		25,397		3,870
Undistributed earnings, which are not subject to withholding tax under prevailing tax law		¥ 63,208				9,104
Business tax		5.00%	5.00%
Operating Loss Carryforwards		¥ 238,670				34,376
Retained Earnings, Appropriated		1,621,233				233,506
Accrual for Taxes Other than Income Taxes		42,970				6,189
Deferred Tax Assets, Net	[1]	0		31,516		0
Accrued Expenses And Other Liabilities [Member]
Income Tax Contingency [Line Items]
Accrual For Unrecognized Tax Benefit And Related Interest And Penalties		65,284		¥ 61,487		9,403
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		¥ 238,670				$ 34,376
Leasing [Member]
Income Tax Contingency [Line Items]
Value added tax		17.00%	17.00%
Technical Services [Member]
Income Tax Contingency [Line Items]
Business tax after value added tax		6.00%	6.00%
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates		35.00%	35.00%

[1]	As at December 31, 2015 and 2016, deferred tax assets of approximately RMB16,867 and RMB12,234 (US$1,763) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.